ALLEGIANT FUNDS

                               MONEY MARKET FUNDS

                                  A & C Shares
                                    I Shares

  Supplement dated January 2, 2009 to the Prospectuses dated October 1, 2008.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
    THE PROSPECTUSES AND SHOULD BE READ IN CONJUNCTION WITH EACH PROSPECTUS.


ON JANUARY 2, 2009, THE BOARD OF TRUSTEES OF THE ALLEGIANT FUNDS (THE "TRUST") APPROVED CHANGES TO THE INVESTMENT POLICIES OF THE ALLEGIANT GOVERNMENT MONEY MARKET, MONEY MARKET, OHIO MUNICIPAL MONEY MARKET, PENNSYLVANIA TAX EXEMPT MONEY MARKET, TAX EXEMPT MONEY MARKET AND TREASURY MONEY MARKET FUNDS. EFFECTIVE MARCH 2, 2009, THE SECOND PARAGRAPH UNDER "Temporary Investments" ON PAGE A-3 OF EACH OF THE PROSPECTUSES SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

Each Fund may hold cash pending investment and may invest up to 100% of its assets in cash and/or short term obligations issued or guaranteed by the U.S. government, including, but not limited to, Treasury bills, notes, bonds and certificates of indebtedness, as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government for temporary defensive purposes.






          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE



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                                 ALLEGIANT FUNDS

                                MONEY MARKET FUND
                          TAX EXEMPT MONEY MARKET FUND

                                    B Shares

   Supplement dated January 2, 2009 to the Prospectus dated October 1, 2008.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
     THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


ON JANUARY 2, 2009, THE BOARD OF TRUSTEES OF THE ALLEGIANT FUNDS (THE "TRUST") APPROVED CHANGES TO THE INVESTMENT POLICIES OF THE ALLEGIANT MONEY MARKET AND TAX EXEMPT MONEY MARKET FUNDS. EFFECTIVE MARCH 2, 2009, THE FIRST SENTENCE OF THE FIRST PARAGRAPH UNDER "Temporary Investments" ON PAGE A-5 OF THE PROSPECTUS SHOULD BE DELETED AND REPLACED WITH THE FOLLOWING:

For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, (1) each Money Market Fund may hold cash pending investment and may invest up to 100% of its assets in cash and/or short term obligations issued or guaranteed by the U.S. government, including, but not limited to, Treasury bills, notes, bonds and certificates of indebtedness, as well as securities issued or guaranteed by agencies, authorities, instrumentalities or sponsored enterprises of the U.S. government, and (2) each other Fund may invest up to 100% of its assets in short-term high quality debt instruments.








          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE